ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 28, 2024	May 24, 2024	May 24, 2024	May 22, 2024	May 21, 2024	May 17, 2024	Apr. 26, 2024	Apr. 24, 2024	Apr. 08, 2024	Apr. 05, 2024	Jan. 18, 2024	Dec. 19, 2023	Dec. 15, 2023	Mar. 22, 2023	Mar. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 04, 2024	Jan. 22, 2024	Mar. 20, 2023
Proceeds from sale of common stock																				$ 568,270	$ 5,000,000	$ 6,200,000	$ 2,000,000
Number of shares issued, value																$ 388,270	$ 180,000	$ 1,024,500	$ 5,000,000			$ 6,200,000
Mango Rx Mexico [Member]
Equity ownership percentage																98.00%				98.00%
Mango Rx U K Limited [Member]
Equity ownership percentage																100.00%				100.00%
Series B Preferred Stock [Member]
Number of shares issued		1,923,644	150	155	50
Purchase price		$ 0.203	$ 0.203
Number of shares sold	1,000
Number of shares issued, value		$ 390,500	$ 165,000	$ 170,500	$ 55,000
Series B Preferred Stock [Member] | Thrid Closing Date [Member]
Number of shares sold	750
Underwriters [Member]
Number of shares issued											600,000
Proceeds from sale of common stock											$ 160,000
Common Stock [Member]
Number of shares issued												4,000,000				950,000	600,000	1,024,500	1,250,000			5,250,000
Number of shares sold												4,000,000		1,250,000
Issuance of shares												$ 1,200,000		$ 5,000,000
Offering expense												$ 1,000,000.0
Number of shares issued, value																$ 95	$ 60	$ 102	$ 125			$ 525
Share price												$ 0.30		$ 4.00
Warrant [Member]
Number of shares issued, value
Warrant One [Member] | Thrid Closing Date [Member]
Number of warrants to purchase of common stock	1,000,000
Exercise price per share	$ 0.50
Warrant Two [Member] | Thrid Closing Date [Member]
Number of warrants to purchase of common stock	500,000
Exercise price per share	$ 1.00
Underwriting Agreement [Member]
Number of warrants to purchase of common stock																									42,000
Exercise price per share												$ 0.38													$ 0.375
Underwriting Agreement [Member] | Common Stock [Member]
Purchase price													$ 0.30
Underwriting Agreement [Member] | Warrant [Member]
Number of warrants to purchase of common stock												280,000													42,000
Underwriting Agreement [Member] | Warrant Two [Member]
Exercise price per share	1.00
Underwriting Agreement [Member] | Boustead Securities L L C [Member]
Number of shares issued													4,000,000
Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Number of shares issued										1,500
Number of shares sold						100	150			500
Number of shares issued, value										$ 1,650,000
Sale of stock value						$ 100,000	$ 150,000
Securities Purchase Agreement [Member] | Warrant [Member]
Exercise price per share	0.50																							$ 0.26
Warrants to purchase common stock										3,300,000														3,300,000
Purchase price of warrants										$ 1,500,000
Aggregate amount for warrant										$ 500,000
Securities Purchase Agreement [Member] | Warrant One [Member]
Exercise price per share	$ 1.00
Equity Purchase Agreement [Member]
Number of shares issued				700,000	250,000				1,000,000	1,000,000
Purchase price				$ 0.48	$ 0.48
Number of shares issued, value				$ 337,915	$ 119,750				$ 25,000,000	$ 25,000,000
I P Purchase Agreement [Member] | Series C Preferred Stock [Member]
Number of shares issued								980,000
Number of shares issued, value								$ 19,600,000
Share price								$ 20.00
Consideration amount								$ 20,000,000
Cash								$ 400,000
Cumulative preferred stock description								(i) with $200,000 payable on or before June 30, 2024, which was timely paid, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024.
IPO [Member]
Number of shares issued															1,250,000
Purchase price															$ 4.00				$ 4.00
Proceeds from sale of common stock															$ 4,350,000
IPO [Member] | Common Stock [Member]
Number of warrants to purchase of common stock												280,000														87,500
Exercise price per share												$ 0.38														$ 5.00
Resale Prospectus [Member]
Number of shares issued															2,000,000
Purchase price															$ 1.00				$ 1.00
Number of shares sold															4,765,000
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares issued											4,600,000
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Common Stock [Member]
Number of shares issued													600,000
Commitment Shares [Member] | Equity Purchase Agreement [Member]
Number of shares issued, value									$ 214,900	$ 214,900
Share price									$ 0.2149	$ 0.2149